Document and Entity Information	Jun. 21, 2020
Cover [Abstract]
Entity Registrant Name	Invitae Corp
Amendment Flag	false
Entity Central Index Key	0001501134
Document Type	8-K
Document Period End Date	Jun. 21, 2020
Entity Incorporation State Country Code	DE
Entity File Number	001-36847
Entity Tax Identification Number	27-1701898
Entity Address, Address Line One	1400 16th Street
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94103
City Area Code	(415)
Local Phone Number	374-7782
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	NVTA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false